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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                              ------------------------
Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             St. Denis J. Villere & Co.
                  ----------------------------------
Address:          210 Baronne Street Suite 808
                  ----------------------------------
                  New Orleans, LA 70112
                  ----------------------------------

13F File Number:  28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             George V. Young
                  ----------------------------------
Title:            Partner
                  ----------------------------------
Phone:            (504) 525-0808
                  ----------------------------------

Signature, Place, and Date of Signing:

     /s/ GEORGE V. YOUNG                   New Orleans, LA             4/30/02
----------------------------------      ---------------------        -----------
          [Signature]                       [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                         --------------

Form 13F Information Table Entry Total:          109
                                         --------------

Form 13F Information Table Value Total: $    514,926
                                         --------------
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                            St. Denis J. Villere Co.
                                    FORM 13F
                                 March 31, 2002


        COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  -----------  --------  ---------------------  ----------  --------  --------------------
                                                        VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS      CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  -----------  --------  ----------  ---  ----  ----------  --------  --------------------
OFFSHORE LOGISTICS INC    NOTE 6.000%     676255 AF 9     3,144   2,925,000  PRN        OTHER                      2,925,000
                          12/1

STEWART ENTERPRISES INC   CL A            860370 10 5    18,612   3,117,055  Sh         OTHER                      3,117,055
SCP POOL CORP             COM             784028 10 2    72,423   2,306,484  Sh         OTHER                      2,306,484
LUMINEX CORP DEL          COM             55027E 10 2    18,638   1,483,900  Sh         OTHER                      1,483,900
KANSAS CITY SOUTHN
 INDS INC                 COM NEW         485170 30 2    21,752   1,364,620  Sh         OTHER                      1,364,620
O CHARLEYS INC            COM             670823 10 3    28,717   1,332,575  Sh         OTHER                      1,332,575
HENRY JACK & ASSOC INC    COM             426281 10 1    28,850   1,300,710  Sh         OTHER                      1,300,710
3-D SYS CORP DEL          COM NEW         88554D 20 5    16,045   1,009,781  Sh         OTHER                      1,009,781
OPTIMAL ROBOTICS CORP     CL A NEW        68388R 20 8    17,363     968,929  Sh         OTHER                        968,929
GARMIN LTD                ORD             G37260 10 9    16,142     704,250  Sh         OTHER                        704,250
INSITUFORM
 TECHNOLOGIES INC         CL A            457667 10 3    15,804     625,400  Sh         OTHER                        625,400
GULF ISLAND
 FABRICATION INC          COM             402307 10 2     9,219     614,200  Sh         OTHER                        614,200
LEGGETT & PLATT INC       COM             524660 10 7    13,077     527,306  Sh         OTHER                        527,306
STONE ENERGY CORP         COM             861642 10 6    18,968     489,500  Sh         OTHER                        489,500
ADVANCEPCS                COM             00790K 10 9    10,836     360,100  Sh         OTHER                        360,100
EXXON MOBIL CORP          COM             30231G 10 2    15,484     353,264  Sh         OTHER                        353,264
WELLS FARGO & CO NEW      COM             949746 10 1    14,327     290,010  Sh         OTHER                        290,010
OFFSHORE LOGISTICS INC    COM             676255 10 2     5,684     263,750  Sh         OTHER                        263,750
CABOT CORP                COM             127055 10 1     9,555     259,300  Sh         OTHER                        259,300
BANK ONE CORP             COM             06423A 10 3    10,582     253,279  Sh         OTHER                        253,279
RIVIANA FOODS INC         COM             769536 10 3     5,024     234,740  Sh         OTHER                        234,740
IRWIN FINL CORP           COM             464119 10 6     3,980     212,700  Sh         OTHER                        212,700
SOUTHWEST BANCORP
 INC OKLA                 COM             844767 10 3     4,278     211,100  Sh         OTHER                        211,100
GENERAL ELEC CO           COM             369604 10 3     7,880     210,420  Sh         OTHER                        210,420
US BANCORP DEL            COM NEW         902973 30 4     4,566     202,297  Sh         OTHER                        202,297
HANCOCK HLDG CO           COM             410120 10 9    10,675     198,798  Sh         OTHER                        198,798
PETROLEUM HELI
 -COPTERS INC             COM NON VTG     716604 20 2     4,239     160,550  Sh         OTHER                        160,550
LABONE INC NEW            COM             50540L 10 5     2,605     150,600  Sh         OTHER                        150,600
AMERICAN ITALIAN
 PASTA CO                 CL A            027070 10 1     6,288     138,500  Sh         OTHER                        138,500
TIDEWATER INC             COM             886423 10 2     5,376     126,950  Sh         OTHER                        126,950
PETROLEUM HELI
 -COPTERS INC             COM VTG         716604 10 3     2,858     111,000  Sh         OTHER                        111,000
BRISTOL MYERS SQUIBB CO   COM             110122 10 8     4,284     105,796  Sh         OTHER                        105,796
UNION PLANTERS CORP       COM             908068 10 9     4,923     103,893  Sh         OTHER                        103,893
BANK OF THE OZARKS INC    COM             063904 10 6     3,015     101,700  Sh         OTHER                        101,700
REMINGTON OIL & GAS CORP  COM             759594 30 2     1,835      91,000  Sh         OTHER                         91,000
WHITNEY HLDG CORP         COM             966612 10 3     4,533      90,921  Sh         OTHER                         90,921
AMSOUTH BANCORPORATION    COM             032165 10 2     1,937      88,107  Sh         OTHER                         88,107
ST PAUL COS INC           COM             792860 10 8     4,022      87,710  Sh         OTHER                         87,710
CERNER CORP               COM             156782 10 4     4,089      85,700  Sh         OTHER                         85,700
STILWELL FINL INC         COM             860831 10 6     1,972      80,550  Sh         OTHER                         80,550
CISCO SYS INC             COM             17275R 10 2     1,149      67,876  Sh         OTHER                         67,876

                            St. Denis J. Villere Co.
                                    FORM 13F
                                 March 31, 2002


        COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  -----------  --------  ---------------------  ----------  --------  --------------------
                                                        VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS      CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  -----------  --------  ----------  ---  ----  ----------  --------  --------------------
HOME DEPOT INC            COM             437076 10 2     3,151      64,822  Sh         OTHER                         64,822
AOL TIME WARNER INC       COM             00184A 10 5     1,503      63,530  Sh         OTHER                         63,530
KEYCORP NEW               COM             493267 10 8     1,668      62,585  Sh         OTHER                         62,585
PETROQUEST ENERGY INC     COM             716748 10 8       342      59,600  Sh         OTHER                         59,600
BROADWING INC             COM             111620 10 0       404      57,800  Sh         OTHER                         57,800
COCA COLA CO              COM             191216 10 0     3,004      57,479  Sh         OTHER                         57,479
ROWAN COS INC             COM             779382 10 0     1,302      56,500  Sh         OTHER                         56,500
NATIONAL INFO
 CONSORTIUM INC           COM             636491 10 2       206      52,700  Sh         OTHER                         52,700
SHAW GROUP INC            COM             820280 10 5     1,359      49,400  Sh         OTHER                         49,400
BP PLC                    SPONSORED ADR   055622 10 4     2,618      49,312  Sh         OTHER                         49,312
COOPER COS INC            COM NEW         216648 40 2     2,259      47,650  Sh         OTHER                         47,650
AMERICAN INTL GROUP INC   COM             026874 10 7     3,384      46,897  Sh         OTHER                         46,897
BANK OF AMERICA
 CORPORATION              COM             060505 10 4     3,147      46,267  Sh         OTHER                         46,267
PEGASUS SOLUTIONS INC     COM             705906 10 5       852      46,050  Sh         OTHER                         46,050
BLOCK H&R INC             COM             093671 10 5     2,031      45,700  Sh         OTHER                         45,700
DISNEY WALT CO            COM DISNEY      254687 10 6       968      41,950  Sh         OTHER                         41,950
HANCOCK HLDG CO           PFD CONV A 8%   410120 20 8     1,067      41,365  Sh         OTHER                         41,365
MERCK & CO INC            COM             589331 10 7     2,290      39,772  Sh         OTHER                         39,772
SCHLUMBERGER LTD          COM             806857 10 8     2,216      37,678  Sh         OTHER                         37,678
FEDERAL NATL MTG ASSN     COM             313586 10 9     2,952      36,960  Sh         OTHER                         36,960
SCOTTS CO                 CL A            810186 10 6     1,680      36,700  Sh         OTHER                         36,700
MCDONALDS CORP            COM             580135 10 1     1,010      36,400  Sh         OTHER                         36,400
PEOPLES FINL CORP MISS    COM             71103B 10 2       467      35,200  Sh         OTHER                         35,200
STERLING BANCSHARES INC   COM             858907 10 8       469      35,100  Sh         OTHER                         35,100
VIACOM INC                CL B            925524 30 8     1,436      29,685  Sh         OTHER                         29,685
QUINTILES TRANSNATIONAL
 CORP                     COM             748767 10 0       525      29,586  Sh         OTHER                         29,586
PANAMERICAN BEVERAGES INC CL A            P74823 10 8       530      29,200  Sh         OTHER                         29,200
PFIZER INC                COM             717081 10 3       993      24,978  Sh         OTHER                         24,978
SOLECTRON CORP            COM             834182 10 7       167      21,400  Sh         OTHER                         21,400
HIBERNIA CORP             CL A            428656 10 2       391      20,479  Sh         OTHER                         20,479
COLGATE PALMOLIVE CO      COM             194162 10 3     1,154      20,185  Sh         OTHER                         20,185
CHEVRONTEXACO CORP        COM             166764 10 0     1,797      19,910  Sh         OTHER                         19,910
NEWPARK RES INC           COM PAR $.01NEW 651718 50 4       137      17,700  Sh         OTHER                         17,700
BELLSOUTH CORP            COM             079860 10 2       643      17,445  Sh         OTHER                         17,445
SONIC INNOVATIONS INC     COM             83545M 10 9        80      16,000  Sh         OTHER                         16,000
ALLSTATE CORP             COM             020002 10 1       603      15,964  Sh         OTHER                         15,964
RENTECH INC               COM             760112 10 2         8      15,000  Sh         OTHER                         15,000
SNB BANCSHARES INC        COM             784605 10 7       242      15,000  Sh         OTHER                         15,000
CITIGROUP INC             COM             172967 10 1       666      13,459  Sh         OTHER                         13,459
LINCARE HLDGS INC         COM             532791 10 0       364      13,430  Sh         OTHER                         13,430
WAYPOINT FINL CORP        COM             946756 10 3       215      13,000  Sh         OTHER                         13,000
PHILIP MORRIS COS INC     COM             718154 10 7       682      12,947  Sh         OTHER                         12,947
WORLDCOM INC GA NEW       WRLDCOM GP COM  98157D 10 6        87      12,900  Sh         OTHER                         12,900
MORGAN STANLEY DEAN
 WITTER&C                 COM NEW         617446 44 8       705      12,310  Sh         OTHER                         12,310
WAL MART STORES INC       COM             931142 10 3       750      12,240  Sh         OTHER                         12,240
DELL COMPUTER CORP        COM             247025 10 9       282      10,800  Sh         OTHER                         10,800

                            St. Denis J. Villere Co.
                                    FORM 13F
                                 March 31, 2002


        COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  -----------  --------  ---------------------  ----------  --------  --------------------
                                                        VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS      CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  -----------  --------  ----------  ---  ----  ----------  --------  --------------------
WACHOVIA CORP 2ND NEW     COM             929903 10 2       390      10,520  Sh         OTHER                         10,520
DEVELOPERS DIVERSIFIED
 RLTY                     COM             251591 10 3       218      10,400  Sh         OTHER                         10,400
GRAINGER WW INC           COM             384802 10 4       562      10,000  Sh         OTHER                         10,000
BAXTER INTL INC           COM             071813 10 9       559       9,400  Sh         OTHER                          9,400
INTEL CORP                COM             458140 10 0       280       9,208  Sh         OTHER                          9,208
SEARS ROEBUCK & CO        COM             812387 10 8       470       9,174  Sh         OTHER                          9,174
ANADARKO PETE CORP        COM             032511 10 7       480       8,504  Sh         OTHER                          8,504
VERIZON COMMUNICATIONS    COM             92343V 10 4       383       8,382  Sh         OTHER                          8,382
PEPSICO INC               COM             713448 10 8       419       8,135  Sh         OTHER                          8,135
SCHERING PLOUGH CORP      COM             806605 10 1       219       7,000  Sh         OTHER                          7,000
TJX COS INC NEW           COM             872540 10 9       270       6,740  Sh         OTHER                          6,740
JOHNSON & JOHNSON         COM             478160 10 4       435       6,700  Sh         OTHER                          6,700
MELLON FINL CORP          COM             58551A 10 8       256       6,636  Sh         OTHER                          6,636
REGIONS FINL CORP         COM             758940 10 0       206       6,000  Sh         OTHER                          6,000
ABBOTT LABS               COM             002824 10 0       279       5,300  Sh         OTHER                          5,300
KIMBERLY CLARK CORP       COM             494368 10 3       317       4,900  Sh         OTHER                          4,900
ROYAL DUTCH PETE CO       NY REG GLD1.25  780257 80 4       249       4,576  Sh         OTHER                          4,576
PNC FINL SVCS GROUP INC   COM             693475 10 5       246       4,000  Sh         OTHER                          4,000
INTERNATIONAL BUSINESS
 MACHS                    COM             459200 10 1       393       3,783  Sh         OTHER                          3,783
WYETH                     COM             983024 10 0       248       3,780  Sh         OTHER                          3,780
FIRST DATA CORP           COM             319963 10 4       254       2,914  Sh         OTHER                          2,914
MARSH & MCLENNAN COS INC  COM             571748 10 2       237       2,100  Sh         OTHER                          2,100
                                                        514,926